Average Annual Total Returns{- Fidelity® U.S. Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-07 - Fidelity® U.S. Sustainability Index Fund	Fidelity U.S. Sustainability Index Fund Return Before Taxes Past 1 year	Fidelity U.S. Sustainability Index Fund Return Before Taxes Since Inception		Fidelity U.S. Sustainability Index Fund After Taxes on Distributions Past 1 year	Fidelity U.S. Sustainability Index Fund After Taxes on Distributions Since Inception		Fidelity U.S. Sustainability Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity U.S. Sustainability Index Fund After Taxes on Distributions and Sales Since Inception		IXZFH Past 1 year	IXZFH Since Inception
Total	31.53%	14.72%	[1]	31.08%	14.33%	[1]	18.97%	11.45%	[1]	31.66%	14.87%	[1]

[1]	(a)From May 9, 2017